Convertible Notes (Details Textual) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jan. 27, 2012 Convertible Notes Payable [Member]	Mar. 31, 2014 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Mar. 31, 2014 Convertible Notes Payable [Member] Series E Preferred Stock [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Maximum [Member]	Dec. 31, 2013 Convertible Notes Payable [Member] Minimum [Member]	Dec. 31, 2013 Convertible Notes Payable One [Member]	Dec. 31, 2012 Convertible Notes Payable One [Member]	Mar. 31, 2014 Convertible Notes Payable One [Member] Common Stock [Member]	Feb. 28, 2014 Convertible Notes Payable One [Member] Subsequent Event [Member]	Dec. 31, 2013 Convertible Notes Payable Two [Member]	Mar. 31, 2014 Convertible Notes Payable Two [Member] Series E Preferred Stock [Member]	Feb. 28, 2014 Convertible Notes Payable Two [Member] Subsequent Event [Member]
Proceeds from Notes Payable									$ 1,220,000		$ 800,000
Convertible Notes Payable Per Share									$ 3.00
Accounts Payable, Interest-bearing, Interest Rate									5.00%
Common Stock, Shares, Issued	5,878,535		4,973,073	3,509,749					1,000,000				1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001							$ 3.75	$ 3.00
Common Stock Closing Price									$ 4.50				$ 4.50
Derivative Liability, Fair Value, Gross Liability			1,244,351	153,776			1,593	1,682,507	93,568
Discount On Notes Payable									1,182,856
Financial Services Costs, Total									61,495
Derivative, Gain (Loss) on Derivative, Net, Total	(681,122)	0	149,398	28,244				681,122		28,244					4,620				144,778
Non Cash Interest Expense								1,182,856	1,182,856
Accretion of Discount								873,872	308,984
Interest Expense, Total	891,279	19	334,678	399,651				8,745	22,788							389,583
Notes Payable Fee								10,970	10,970
Warrants Exercise Price Per Share										$ 3.00	$ 3.00
Debt Conversion, Converted Instrument, Shares Issued							1,600,000					103,232					280,427	383,659		103,232	103,232
Warrants Sold In Private Placements										533,333
Additional Paid in Capital, Total	49,229,887		44,087,232	41,660,361					93,568	1,593
Short-term Debt, Percentage Bearing Fixed Interest Rate											0.50%
Future Financing Value											500,000
Conversion Rate Percentage											50.00%
Warrants Exercisable Term											5 years
Convertible Debt, Fair Value Disclosures															1,001,385
Stock Issued During Period Conversion Of Convertible Notes To Common Stock Share					33,514				33,514
Debt Conversion, Original Debt, Amount			0	800,000					100,000								820,000	820,000		300,000	300,000
Debt Conversion, Original Debt, Accrued Interest Amount									541
Accretion Expense								8,645	2,325
Interest Payable												$ 9,698					$ 21,294			$ 9,698